Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 32,563,122	$ 4,148,221	$ 25,125,372
Allowance for expected credit losses	(6,709,706)	(854,750)	(6,263,876)	$ (797,956)	$ (5,066,546)
Total	$ 25,853,416	$ 3,293,471	$ 18,861,496